UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

Report for the Calendar Year or Quarter Ended:   March 31, 2008

Check here if Amendment [   ]    Amendment Number:  _________
           This Amendment: [     ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Talon Capital, LLC
Address:  1001 Farmington Avenue, Suite 200
          West Hartford, CT  06107

Form 13F File Number:  028-11151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      H. Mark Lunenburg
Title:     Member
Phone:     (860) 920-1000

Signature, Place, and Date of Signing:

/s/ H. Mark Lunenburg  West Hartford, CT          May 14, 2008
     [Signature]	 [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          One*

Form 13F Information Table Entry Total:     37

Form 13F Information Table Value Total:     $72,495 (in thousands)

List of Other Included Managers:

13F No.         Name
028-11150       H. Mark Lunenburg

* Mr. Lunenburg is the Investment Manager of a single investment advisory firm, Talon Capital, LLC, which has investment discretion over the investment portfolios reported herein.

                               Title Of                Value  SH/Prn  SH/ PUT/ Investment  Other     Voting Authority
Name Of Issuer                   Class        CUSIP   x$1,000   Amt   Prn CALL Discretion Managers Sole  Shared  None
AES CORP                    Common          00130H105     667  40,000 SH         OTHER                           40,000
ALLEGHENY ENERGY            Common          017361100   5,161 102,200 SH         OTHER                          102,200
ALLIANT ENERGY              Common          018802108   3,924 112,075 SH         OTHER                          112,075
AMEREN CORP                 Common          023608100   1,321  30,000 SH         OTHER                           30,000
AT&T INC                    Common          00206R102   1,915  50,000 SH         OTHER                           50,000
BUCKEYE PARTNERS LP         UNIT LTD PART   118230101     922  20,000 SH         OTHER                           20,000
BURLINGTON NRTHRN SANTA FE  Common          12189T104      92   1,000 SH         OTHER             1,000
CENTERPOINT ENERGY INC      Common          15189T107   2,205 154,500 SH         OTHER                          154,500
CLECO CORP NEW              Common          12561W105   2,717 122,500 SH         OTHER                          122,500
CMS ENERGY CORP             Common          125896100   2,099 155,000 SH         OTHER                          155,000
CONSTELLATION ENERGY GROUP  Common          210371100   5,782  65,500 SH         OTHER                           65,500
CSX CORP                    Common          126408103      56   1,000 SH         OTHER             1,000
DPL INC                     Common          233293109   3,356 130,900 SH         OTHER                          130,900
DTE ENERGY CO               Common          233331107   2,042  52,500 SH         OTHER                           52,500
EL PASO ELEC CO             Common New      283677854   2,244 105,000 SH         OTHER                          105,000
EMPIRE DIST ELEC CO         Common          291641108     608  30,000 SH         OTHER                           30,000
ENTERPRISE PRODS PRTNS LP   Common          293792107     297  10,000 SH         OTHER                           10,000
EXELON CORP                 Common          30161N101   3,860  47,500 SH         OTHER                           47,500
GREAT PLAINS ENERGY INC     Common          391164100   2,527 102,500 SH         OTHER                          102,500
HAWAIIAN ELEC INDUSTRIES    Common          419870100   1,671  70,000 SH         OTHER                           70,000
LINDSAY CORP                Common          535555106      51     500 SH         OTHER               500
MGE ENERGY INC              Common          55277P104   3,144  92,311 SH         OTHER                           92,311
MIDDLESEX WATER CO          Common          596680108     136   7,481 SH         OTHER                            7,481
NRG ENERGY INC              Common New      629377508     585  15,000 SH         OTHER                           15,000
PEPCO HOLDINGS INC          Common          713291102   3,893 157,500 SH         OTHER                          157,500
PG&E CORP                   Common          69331C108   3,943 107,100 SH         OTHER                          107,100
PNM RES INC                 Common          69349H107     873  70,000 SH         OTHER                           70,000
SELECT SECTOR SPDR TR       SBI INT-UTILS   81369Y886   3,792 100,000 SH  PUT    OTHER                          100,000
SELECT SECTOR SPDR TR       SBI INT-UTILS   81369Y886     379  10,000 SH         OTHER                           10,000
SEMPRA ENERGY               Common          816851109   3,197  60,000 SH         OTHER                           60,000
SIERRA PAC RES NEW          Common          826428104     632  50,000 SH         OTHER                           50,000
SPECTRA ENERGY  CORP        Common          847560109     910  40,000 SH         OTHER                           40,000
TECO ENERGY INC             Common          872375100   2,393 150,000 SH         OTHER                          150,000
UIL HLDG CORP               Common          902748102     572  19,000 SH         OTHER                           19,000
UNITED TECHNOLOGIES CORP    Common          913017109      69   1,000 SH         OTHER             1,000
WISCONSIN ENERGY CORP       Common          976657106   2,419  55,000 SH         OTHER                           55,000
XCEL ENERGY INC             Common          98389B100   2,041 102,300 SH         OTHER                          102,300
                                                       72,495
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